Common Shares (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Common Shares Issued During the Year
Common shares issued during the year were as follows.

	2016		2015
	Number		Number
	of Shares	Amount	of Shares	Amount
	(in thousands)	(in millions)	(in thousands)	(in millions)
Balance, beginning of year	281,562	$5,867	275,997	$5,667
Public Offering	114,364	4,684	—	—
Dividend Reinvestment Plan	4,100	163	4,272	157
Consumer Share Purchase Plan	31	1	28	1
Employee Share Purchase Plan	377	15	356	13
Stock Option Plans	1,042	32	885	28
Conversion of Convertible Debentures	10	—	24	1
Balance, end of year	401,486	$10,762	281,562	$5,867